Contingent Liabilities - Additional Information (Detail) - Jun. 30, 2018 - Milestone Payment Contingent Liability [Member] $ in Thousands	AUD ($)	USD ($)	GBP (£)
NantWorks LLC [Member]
Disclosure of contingent liabilities [Line Items]
Amount of milestone payment	$ 405,000	$ 300
Oxford Expression Technologies (OET) [Member]
Disclosure of contingent liabilities [Line Items]
Amount of milestone payment	$ 53,543		£ 30,000